Income Taxes - Summary of Income Taxes (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure Of Income Taxes [line items]
Current tax expense	$ (1,743)	$ (1,576)
Deferred tax (expense)/income	38	172
Total tax expense	$ (1,704)	$ (1,404)